Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant liabilities [Abstract]
Schedule of Fair Value of the Warrant Liabilities

The fair value of the warrant liabilities presented below were measured using a BSM valuation methodology. Significant inputs into the respective model at the inception, de-recognition and reporting period measurement dates are summarized as follows:

		Period Ended	Expiration Date
Valuation Assumption	Issuance Date	Jun 6, 2024	Nov 2, 2028

Exercise Price	0.207	0.207	0.207
Warrant Expiration date	Nov 2, 2028	Nov 2, 2028	Nov 2, 2028
Stock Price	0.13	0.11	-
Interest Rate (Annual)	4.65%	4.29%	-
Volatility (Annual)	100.54%	159.04%	-
Time to Maturity (Years)	5	4.41	Expired
Calculated Value per Share	0.09	0.10	-

The fair value of the warrant liabilities presented below were measured using a BSM valuation model. Significant inputs into the respective model at the inception and reporting period measurement dates are summarized as follows:

		Period Ended	Expiration Date
Valuation Assumption	Issuance Date	July 9, 2024	Nov 2, 2028

Exercise Price	0.276	0.276	0.276
Warrant Expiration date	Feb 2, 2029	Feb 2, 2029	Feb 2, 2029
Stock Price	0.18	0.10	-
Interest Rate (Annual)	3.99%	4.24%	-
Volatility (Annual)	152.48%	158.8%	-
Time to Maturity (Years)	5	4.57	Expired
Calculated Value per Share	0.16	0.09	-

Schedule of Warrant liabilities Fair value at Initial Measurement
Warrant liabilities Fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value
		$	$
November 2, 2023	*699,838	4.50	$3,235,357
Loss on change of fair value of warrant liabilities	-	-	1,736,512
Fair value as of period ended Dec 31, 2023	699,838	7.1043	4,971,869
Gain on change of fair value of warrant liabilities			(1,602,503)
Fair value of period ended June 6, 2024 Cashless exercise of 489,880	699,838	4.814	3,369,366
At reporting date on June 30, 2024 de-recognition of 699,838	(699,838)	4.814	(3,369,366)
Fair value for the period ended June 30, 2024			-

*	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024 onwards
Warrant liabilities Fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value

February 2, 2024	*1,399,675	$8.12	$11,367,911
Loss on change of fair value of warrant liabilities	-	-	(5,036,413)
De-recognition due to cashless exercise on July 9, 2024	(1,399,675)	4.52	(6,331,498)
Fair value as of period ended December 31, 2024			0

*	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024, onwards